PREPAID AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
PREPAID AND OTHER CURRENT ASSETS.
PREPAID AND OTHER CURRENT ASSETS

6. PREPAID AND OTHER CURRENT ASSETS

Prepaid and other current assets consisted of the following:

	As of December 31,
	2022	2023

Receivables for disposal of Ambow China (Note i)	$6,058	$—
Prepayments to suppliers	104	127
Prepaid for HybriU development	—	29
Loans to third parties	6	6
Others (Note ii)	3	16
Total	$6,171	$178

(Note i) The remaining balance from the disposal of Ambow China has been received as of December 31, 2023.

(Note ii) Others mainly included prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous items.